SUMMARY OF WARRANT INFORMATION (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price	$ 4.00	$ 4.00
Number of Warrants	5,006,204	500,620
Weighted Average Remaining Life (in Years)	8 months 12 days	8 months 12 days
Number of Warrants, Exercisable	5,006,204